Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
Carrying Amount
(in thousands)

Balance as of December 31, 2024	$367,566
Addition from acquisition	7,833

Balance as of December 31, 2025	$375,399

Schedule of intangible assets, net
	December 31,
	2024	2025
Cost:	(in thousands)

Technology	$63,677	$72,318
Customer relations	27,856	31,048
Partnership Agreement	11,366	11,366
Marketing Asset	19,263	19,263
Trademark	731	731
GTS Duty Calculator	3,398	3,398

	$126,291	$138,124
Less - accumulated amortization:

Technology	(29,978)	(39,111)
Customer relations	(20,135)	(23,537)
Partnership Agreement	(5,673)	(7,567)
Marketing Asset	(9,620)	(13,473)
Trademark	(731)	(731)
GTS Duty Calculator	(942)	(1,320)
Total accumulated amortization	$(67,079)	$(85,739)

Intangible assets, net	$59,212	$52,385

Schedule of future estimated amortization expense
(in thousands)
Year Ending December 31,
2026	$20,133
2027	16,692
2028	11,367
2029	2,619
2030	1,386
Thereafter	188

$52,385

Schedule of amortization expense
	December 31,
	2023	2024	2025
	(in thousands)

Cost of revenues	$11,183	$9,994	$9,511
Selling and marketing	9,251	8,818	9,149

	$20,434	$18,812	$18,660